CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 31,074	$ 34,748
Marketable securities		2,128
Short-term bank deposits	7,000	10,000
Trade receivables	59	72
Other receivables and prepaid expenses	1,711	2,079
Total current assets	39,844	49,027
LONG-TERM ASSETS:
Long-term deposits	9	9
Operating lease right-of-use-assets	2,303	2,671
Property, plant and equipment, net	2,341	2,583
Intangible assets, net	16,609	17,074
Total long term assets	21,262	22,337
Total assets	61,106	71,364
CURRENT LIABILITIES:
Trade payables	718	1,001
Employees and payroll accruals	1,596	2,079
Operating lease liability	829	895
Liabilities in respect of government grants	52	37
Deferred revenues and other advances	558	386
Other payables	1,068	1,348
Total current liabilities	4,821	5,746
LONG-TERM LIABILITIES:
Operating lease liability	1,787	2,076
Liabilities in respect of government grants	3,524	3,325
Total non-current liabilities	5,311	5,401
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 25,754,297 at June 30, 2020 and December 31, 2019, respectively	142	142
Share premium and other capital reserve	205,990	205,904
Accumulated deficit	(166,370)	(155,902)
Equity attributable to equity holders of the Company	39,762	50,144
Non-controlling interests	11,212	10,073
Total equity	50,974	60,217
Shareholder's Equity and Liabilities	$ 61,106	$ 71,364